Other Financial Liabilities (Details) - USD ($)			12 Months Ended
	Nov. 09, 2022	Jul. 01, 2021	Mar. 31, 2023	Mar. 31, 2022
Other Financial Liabilities [Abstract]
Investor purchased	$ 3,333,333.33
Common shares			1,754,386
Exercise price			$ 0.957
Warrant liability			22,766
Warrants liability, description		On July 1, 2021, the Company entered into a subscription agreement (the “Subscription Agreement”) with an institutional investor (the “Investor”), pursuant to which it sold to the Investor 100 units (each, a “Unit” and collectively, the “Units”) at a price of $8,800 per Unit, consists of (i) a six-month, 7% Senior Secured Promissory Note in the aggregate principal amount of $10,000 per Unit purchased, reflecting an original issue discount of 12% (the “Note”), and (ii) one half of a three-year warrant (each, a “Warrant” and collectively, the “Warrants”) to purchase 10,000 shares of the Company’s common shares (the transaction, the “Bridge Financing”).
Warrant liability				1,487,589
Lease payments			$ 15,327	$ 339